Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements
Schedule of Company's assets that are measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury securities	$287,507,970	$—	$—	$287,507,970
Liabilities:
Warrant liabilities - public warrants	$11,979,167	$—	$—	$11,979,167
Warrant liabilities - private warrants	$—	$—	$344,867	$344,867

Schedule of change in the fair value of the warrant liabilities

Warrant liabilities at January 1, 2021	$—
Issuance of public and private warrants	11,407,475
Public warrants transfer to Level 1	(11,116,667)
Change in fair value of warrant liabilities	(63,958)
Warrant liabilities at March 31, 2021	226,850
Change in fair value of warrant liabilities	118,017
Warrant liabilities at June 30, 2021	$344,867

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	June 30, 2021	March 31, 2021	January 14, 2021
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.86	$9.69	$10.00
Term (in years)	5.33	5.00	5.00
Volatility	19.50%	15.70%	18.00%
Risk-free interest rate	0.93%	1.06%	0.82%
Dividend yield	—	—	—